UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21980

ALPINE TOTAL DYNAMIC DIVIDEND FUND

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215, Purchase, New York 10577

(Address of principal executive offices) (Zip code)

Alpine Woods Capital Investors, LLC

2500 Westchester Avenue, Suite 215

Purchase, New York 10577

(Name and address of agent for service)

Copies of information to:

Rose F. DiMartino, Esq.	Sarah E. Cogan, Esq.
Willkie Farr & Gallagher LLP	Simpson Thacher & Bartlett LLP
787 Seventh Avenue	425 Lexington Ave
New York, NY 10019-6099	New York, NY 10174

Registrant’s telephone number, including area code: 914-251-0880

Date of fiscal year end: October 31, 2014

Date of reporting period: July 31, 2014

Item 1. Schedule of Investments.

Alpine Total Dynamic Dividend Fund

Schedule of Portfolio Investments

July 31, 2014 (Unaudited)

Shares	Security Description	Value

Common Stocks-97.4%

Aerospace & Defense-0.8%
156,000	Airbus Group NV	$9,051,146

Airlines-0.8%
149,597	Japan Airlines Co., Ltd. (a)	8,263,356

Auto Components-1.6%
84,000	Delphi Automotive PLC	5,611,200
2,101,000	GKN PLC	12,088,451
		17,699,651

Banks-5.0%
440,000	Banco Bilbao Vizcaya Argentaria SA	5,408,786
466,000	Bangkok Bank PCL	2,818,869
215,500	Hana Financial Group, Inc.	8,678,787
461,000	Mitsubishi UFJ Financial Group, Inc.	2,718,655
130,000	PNC Financial Services Group, Inc. (a)	10,732,800
167,000	Sberbank of Russia-ADR	1,382,760
361,500	Standard Chartered PLC	7,496,700
55,000	Sumitomo Mitsui Financial Group, Inc.	2,242,046
244,500	Wells Fargo & Co. (a)	12,445,050
		53,924,453

Beverages-2.1%
101,000	Anheuser-Busch InBev NV-ADR	10,905,980
414,900	Diageo PLC	12,460,411
		23,366,391

Capital Markets-1.5%
295,500	Daiwa Securities Group, Inc.	2,481,012
360,000	Invesco, Ltd.	13,546,800
		16,027,812

Chemicals-2.2%
712,000	Clariant AG (b)	13,255,219
37,000	Linde AG	7,546,470
55,569	Symrise AG	2,909,738
		23,711,427

Commercial Services & Supplies-1.9%
157,500	ISS A/S (b)	5,050,155
339,000	KAR Auction Services, Inc.	9,936,090
325,000	RR Donnelley & Sons Co.	5,642,000
		20,628,245

Communications Equipment-2.3%
477,000	Cisco Systems, Inc.	12,034,710
179,000	QUALCOMM, Inc. (a)	13,192,300
		25,227,010

Construction & Engineering-1.8%
9,042,500	China Railway Construction Corp., Ltd.-Class H	8,643,902
164,500	Vinci SA	11,352,623
		19,996,525

Alpine Total Dynamic Dividend Fund

Schedule of Portfolio Investments-Continued

July 31, 2014 (Unaudited)

Containers & Packaging-1.1%
2,803,000	DS Smith PLC	12,360,648

Diversified Financial Services-1.6%
403,000	Bank of America Corp. (a)	6,145,750
231,000	Citigroup, Inc. (a)	11,298,210
		17,443,960

Electric Utilities-1.0%
296,000	Enersis SA-ADR	4,990,560
126,000	Northeast Utilities	5,531,400
		10,521,960

Electronic Equipment, Instruments & Components-1.2%
219,000	TE Connectivity, Ltd.	13,553,910

Energy Equipment & Services-2.9%
78,000	Bristow Group, Inc.	5,566,860
107,000	Gulfmark Offshore, Inc.-Class A	4,094,890
161,000	Oceaneering International, Inc.	10,933,510
248,500	Petroleum Geo-Services ASA	2,110,773
688,000	Precision Drilling Corp.	8,572,480
		31,278,513

Food & Staples Retailing-1.3%
207,500	Walgreen Co.	14,269,775

Food Products-2.6%
325,000	Mondelez International, Inc.-Class A (a)	11,700,000
219,500	Nestle SA	16,251,781
		27,951,781

Health Care Equipment & Supplies-1.5%
184,432	Covidien PLC (a)	15,955,212

Health Care Providers & Services-4.1%
40,000	Fresenius Medical Care AG & Co. KGaA	2,772,716
42,500	Fresenius SE & Co. KGaA	6,355,426
213,000	HCA Holdings, Inc. (b)	13,911,030
81,500	McKesson Corp.	15,636,590
68,500	UnitedHealth Group, Inc. (a)	5,551,925
		44,227,687

Hotels, Restaurants & Leisure-1.0%
73,000	Las Vegas Sands Corp.	5,391,050
166,000	Melco Crown Entertainment, Ltd.-ADR	5,511,200
		10,902,250

Household Durables-1.1%
184,500	Lennar Corp.-Class A	6,684,435
167,000	Ryland Group, Inc.	5,360,700
		12,045,135

Household Products-2.0%
169,500	Colgate-Palmolive Co. (a)	10,746,300
95,500	Energizer Holdings, Inc. (a)	10,959,580
		21,705,880

Alpine Total Dynamic Dividend Fund

Schedule of Portfolio Investments-Continued

July 31, 2014 (Unaudited)

Independent Power Producers & Energy Traders-0.1%
46,256	Pattern Energy Group, Inc.	1,433,473

Industrial Conglomerates-0.7%
66,000	Siemens AG	8,150,744

Insurance-2.3%
49,500	Allianz SE	8,241,060
378,500	BB Seguridade Participacoes SA	5,522,138
67,000	Prudential Financial, Inc.	5,826,990
18,000	Zurich Insurance Group AG (b)	5,229,174
		24,819,362

IT Services-2.3%
164,000	Accenture PLC-Class A	13,001,920
64,000	International Business Machines Corp. (a)	12,266,880
		25,268,800

Life Sciences Tools & Services-1.0%
94,000	Thermo Fisher Scientific, Inc.	11,421,000

Machinery-3.4%
13,776,000	China CNR Corp., Ltd.-Class H (b)(c)	11,553,990
397,000	IMI PLC	9,468,801
128,572	Snap-on, Inc. (a)	15,454,354
		36,477,145

Media-3.4%
301,000	Comcast Corp.-Class A	16,172,730
151,000	The Walt Disney Co. (a)	12,967,880
396,000	WPP PLC	7,882,993
		37,023,603

Multi-Utilities-1.4%
355,000	CMS Energy Corp. (a)	10,270,150
63,354	National Grid PLC-SP ADR	4,548,184
		14,818,334

Multiline Retail-1.0%
50,000	Kering	10,704,192

Office Electronics-0.9%
729,000	Xerox Corp.	9,666,540

Oil, Gas & Consumable Fuels-7.4%
235,500	Enbridge, Inc. (a)	11,534,790
323,000	Energy XXI Bermuda, Ltd.	6,447,080
54,000	HollyFrontier Corp. (a)	2,538,540
46,000	Marathon Petroleum Corp.	3,840,080
86,000	Murphy Oil Corp.	5,343,180
84,000	Occidental Petroleum Corp.	8,207,640
922,000	Scorpio Tankers, Inc.	8,657,580
233,000	The Williams Cos., Inc.	13,194,790
206,000	Total SA	13,285,902
283,000	Trilogy Energy Corp.	7,202,504
		80,252,086

Paper & Forest Products-0.7%
172,000	International Paper Co.	8,170,000

Alpine Total Dynamic Dividend Fund

Schedule of Portfolio Investments-Continued

July 31, 2014 (Unaudited)

Pharmaceuticals-5.7%
96,000	Merck & Co., Inc.	5,447,040
198,000	Novartis AG-ADR (a)	17,214,120
349,000	Pfizer, Inc.	10,016,300
55,500	Roche Holding AG	16,106,409
252,000	Sanofi-ADR	13,172,040
		61,955,909

Real Estate Investment Trusts-5.6%
300,000	American Homes 4 Rent-Class A	5,466,000
124,000	American Tower Corp. (a)	11,704,360
163,500	Corrections Corp. of America	5,267,970
116,000	Digital Realty Trust, Inc.	7,469,240
780	Nippon Building Fund, Inc.	4,379,095
840,724	Scentre Group (b)	2,656,366
220,000	Starwood Waypoint Residential Trust	5,783,800
167,500	The Geo Group, Inc.	5,763,675
780,000	Two Harbors Investment Corp.	7,979,400
674,738	Westfield Corp.	4,690,214
		61,160,120

Real Estate Management & Development-3.0%
577,000	BR Malls Participacoes SA	4,984,771
319,000	Cheung Kong Holdings, Ltd.	6,183,368
4,210,000	Global Logistic Properties, Ltd.	9,372,162
357,000	Mitsui Fudosan Co., Ltd.	11,789,497
		32,329,798

Road & Rail-4.8%
2,334,000	All America Latina Logistica SA	8,950,215
97,500	Canadian Pacific Railway, Ltd. (a)	18,520,125
116,500	East Japan Railway Co.	9,332,471
93,000	Ryder System, Inc.	8,010,090
71,160	Union Pacific Corp. (a)	6,995,739
		51,808,640

Semiconductors & Semiconductor Equipment-1.5%
241,500	Avago Technologies, Ltd. (a)	16,755,270

Specialty Retail-1.4%
156,000	Penske Automotive Group, Inc.	7,246,200
538,500	Pier 1 Imports, Inc.	8,109,810
		15,356,010

Technology, Hardware, Storage & Peripherals-3.2%
225,000	Apple, Inc. (a)	21,503,250
438,000	EMC Corp.	12,833,400
		34,336,650

Textiles, Apparel & Luxury Goods-1.4%
101,000	Adidas AG	7,997,633
88,000	Carter’s, Inc.	6,737,280
		14,734,913

Tobacco-0.8%
150,389	British American Tobacco PLC	8,810,144

Alpine Total Dynamic Dividend Fund

Schedule of Portfolio Investments-Continued

July 31, 2014 (Unaudited)

Trading Companies & Distributors-1.7%
905,000	Ashtead Group PLC	13,575,583
93,001	Wolseley PLC	4,841,821
		18,417,404

Water Utilities-1.0%
231,000	American Water Works Co., Inc.	11,034,870

Wireless Telecommunication Services-1.3%
432,500	Vodafone Group PLC-ADR	14,367,650
	Total Common Stocks (Cost $922,535,763)	1,059,385,384

Equity-Linked Structured Notes-1.4%

Industrial Conglomerates-0.5%
163,500	Koninklijke Philips NV-Morgan Stanley BV	5,039,162

Multi-Utilities-0.9%
560,500	Veolia Environnement SA-Morgan Stanley BV	9,927,508
	Total Equity-Linked Structured Notes (Cost $16,248,562)	14,966,670
Total Investments (Cost $938,784,325)-98.8%		1,074,352,054
Other Assets in Excess of Liabilities-1.2%		13,335,401
TOTAL NET ASSETS 100.0%		$1,087,687,455

Percentages are stated as a percent of net assets.

(a) All or a portion of the security has been designated as collateral for the line of credit.

(b) Non-income producing security.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2014, securities restricted under Rule 144A had a total value of $11,553,990 which comprised 1.1% of the Fund’s net assets.

ADR-American Depositary Receipt

AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

ASA-Allmennaksjeselskap is the Norwegian term for a public limited company.

A/S-Aktieselskab is the Danish term for a stock-based corporation.

BV-Besloten Vennootschap is the Dutch equivalent of a private limited liability company.

NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PCL-Public Company Limited

PLC-Public Limited Company

SA-Generally designates corporations in various countries, mostly those employing the civil law.

SP ADR-Sponsored American Depositary Receipt

Alpine Total Dynamic Dividend Fund

Notes to Schedule of Portfolio Investments

July 31, 2014 (Unaudited)

1.	Organization:

Alpine Total Dynamic Dividend Fund (the “Fund”) is a diversified, closed-end management investment company. The Fund was organized as a Delaware Statutory Trust on October 27, 2006, and had no operating history prior to January 26, 2007. The Board of Trustees (the “Board”) authorized an unlimited number of shares with no par value. The Fund has an investment objective to seek high current dividend income. The Fund also focuses on long-term growth of capital as a secondary investment objective.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

A. Valuation of Securities: The net asset value (“NAV”) of shares of the Fund is calculated by dividing the value of the Fund’s net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (“NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations or if market quotations are not available or determined to be unreliable, through procedures and/or guidelines established by the Board. In computing the Fund’s NAV, equity securities that are traded on a securities exchange in the United States, except for option securities, are valued at the last reported sale price as of the time of valuation or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations, or if market quotations are not available or determined to be unreliable, through procedures and/or guidelines established by the Board. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, the option is valued at the mid-point of the consolidated bid/ask quote for the option security. Forward currency contracts are valued based on third-party vend. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available, then by using the Black-Scholes method. Debt securities are valued based on an evaluated mean price as furnished by pricing services approved by the Board, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Equity securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated. As stated above, if the market prices are not readily available or not reflective of the fair value of the security, as of the close of the regular trading on the NYSE, the security will be priced at fair value following procedures approved by the Board.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board. The Fund may also use fair value pricing, if the value of a security it holds is, pursuant to the Board guidelines, materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. The Board has approved the use of a third-party pricing vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund’s NAV may differ from quoted or official closing prices.

Fair Value Measurement: In accordance with GAAP, the Fund uses a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entities’ own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1 -	Quoted prices in active markets for identical investments.

Level 2 -	Other significant observable inputs (including quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, etc.).

Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under GAAP.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2014:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total Value
Common Stocks
Consumer Discretionary	$79,792,485	$38,673,268	$—	$118,465,753
Consumer Staples	58,581,635	37,522,336	—	96,103,971
Energy	96,133,924	15,396,675	—	111,530,599
Financials	122,882,494	77,039,212	—	199,921,706
Health Care	108,325,257	25,234,551	—	133,559,808
Industrials	85,062,603	87,730,602	—	172,793,205
Information Technology	124,808,180	—	—	124,808,180
Materials	8,170,000	36,072,075	—	44,242,075
Residential	5,783,800	—	—	5,783,800
Telecommunication Services	14,367,650	—	—	14,367,650
Utilities	37,808,637	—	—	37,808,637
Equity-Linked Structured Notes	—	14,966,670	—	14,966,670
Total	$741,716,665	$332,635,389	$—	$1,074,352,054

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Assets
Forward Currency Contracts	$—	$2,284,056	$—	$2,284,056
Total	$—	$2,284,056	$—	$2,284,056

* For detailed industry descriptions, see accompanying Schedule of Portfolio Investments.

For the period ended July 31, 2014, there were no transfers between Level 1, Level 2 and Level 3.

B. Federal and Other Income Taxes: It is the Fund’s policy to comply with the Federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies and to distribute timely, all of its investment company taxable income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code. Therefore, no Federal income tax provision is required. Capital gains realized on some foreign securities are subject to foreign taxes. Dividends and interest from non-U.S. sources received by the Funds are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such capital gains and withholding taxes, which are accrued as applicable, may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Funds intend to undertake procedural steps to claim the benefits of such treaties. Where available, the Fund will file refund claims for foreign taxes withheld.

As of July 31, 2014, net unrealized appreciation/depreciation of investments, excluding foreign currency, based on Federal tax costs was as follows:*

Fund	Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Total Dynamic Dividend Fund	$938,784,325	$177,113,404	$(41,545,675)	$135,567,729

* Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

C. Distributions to Shareholders: The Fund intends to make a level distribution each month to its shareholders of the net investment income of the Fund after payment of Fund operating expenses. The level distribution rate may be modified or eliminated by the Board from time to time. If a monthly distribution exceeds the Fund’s monthly estimated investment company taxable income (which may include net short-term capital gain) and net tax-exempt income, the excess could result in a tax-free return of capital distribution from the Fund’s assets. The determination of a tax-free return of capital is made on an annual basis as further described below. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as all net capital gains, if any, realized during the year. If the total distributions made in any fiscal year exceed annual investment company taxable income, net tax-exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Distributions in excess of the accumulated investment company taxable income, net tax-exempt income and net capital gain would first be a tax-free return of capital to the extent of the adjusted tax basis in the shares. After such adjusted tax basis is reduced to zero, the distribution would constitute capital gain (assuming the shares are held as capital assets). Distributions to shareholders are recorded by the Fund on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

D. Foreign Currency Translation Transactions: The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. The books and records of the Fund are maintained in U.S. dollars. Non-U.S. dollar-denominated amounts are translated into U.S. dollars as follows, with the resultant translations gains and losses recorded in the Statement of Operations:

i) market value of investment securities and other assets and liabilities at the exchange rate on the valuation date.

ii) purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

E. Risks Associated with Foreign Securities and Currencies: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the Fund or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

F. Equity-Linked Structured Notes: The Fund may invest in equity-linked structured notes. Equity-linked structured notes are securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, and equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

G. Forward Currency Contracts: The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Fund may use forward currency contracts to gain exposure to or economically hedge against changes in the value of foreign currencies. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward contract fluctuates with changes in forward currency exchange rates. The forward contract is marked-to-market daily and the change in market value is recorded by the as unrealized appreciation or depreciation. When the forward contract is closed, a Fund records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

The following forward currency contracts were held at July 31, 2014:

Description	Settlement Date	Currency		Settlement Value	Current Value	Unrealized Gain
Contracts Sold:
Swiss Franc	01/07/15	29,400,000	CHF	$32,985,527	$32,393,517	$592,010
Euro	01/07/15	52,200,000	EUR	71,112,582	69,939,746	1,172,836
British Pound	01/07/15	13,000,000	GBP	22,225,320	21,913,815	311,505
Japanese Yen	01/28/15	2,800,000,000	JPY	27,468,215	27,260,510	207,705
					$151,507,588	$2,284,056

Item 2 - Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPINE TOTAL DYNAMIC DIVIDEND FUND

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	September 25, 2014

By:	/s/ Ronald G. Palmer, Jr.
Ronald G. Palmer, Jr.
Chief Financial Officer (Principal Financial Officer)

Date:	September 25, 2014